Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
17.	Subsequent events

(a)	On
January 30, 2020
and
February 14, 2020,
the Company entered into
two
amended option agreements to secure land holdings on the Tuligtic project. The Company has the option to acquire a
100%
ownership of
two
land holdings for total cash payments of
USD$675,000
and
$4,000,000
Mexico pesos (MXN) payable over
two
years respectively. Payments are
not
refundable upon termination of the option agreement.

(b)	On
March 4, 2020,
the Company granted certain employees, officers, directors and consultants an aggregate of
1,130,000
stock options in accordance with the terms of the Company’s stock option plan, each of which is exercisable into one
common share at an exercise price of
$0.47
per share until
March 4, 2022.

(c)	On
March 10, 2020,
the Company announced a proposed non-brokered private placement of
4,900,000
common shares units at a price of
$0.41
per unit for gross proceeds of
$2,009,000.
Each unit would consist of
one
common share and
one
non-transferable common stock warrant. Each warrant will entitle the holder to purchase one
common share of the Company at a price of
$0.65
per share for
3
years following the closing of the placement. Subsequently, on
March 19, 2020,
the Company announced a re-pricing of the proposed non-brokered private placement to amend terms of the offering as follows:

•	The purchase price of the Units of the Offering has been reduced from $0.41 to $0.37 per Unit.
•	The exercise price of each share purchase Warrant has been reduced from $0.65 to $0.50.
•	The size of the Offering has been increased from up to 4,900,000 Units to up to 5,400,000 Units, which may be increased.

All other material terms of the previously announced Offering remain the same. Closing of the placement is anticipated to be on or about
March 27, 2020
and is subject to market conditions and receipt of applicable regulatory approvals.

(d)	In
March 2020,
the World Health Organization declared coronavirus COVID-
19
a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not
possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.